UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New York Tax Exempt Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus New York Tax Exempt Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the six-month period from June 1, 2017 through November 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets generally rallied over the past six months as corporate earnings grew, global economic conditions improved, and tax reform legislation appeared to make progress. While the rally was relatively broad-based, growth companies produced substantially higher returns than value-oriented companies. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value as economic and inflation expectations increased, while corporate-backed securities fared better in anticipation of improved business conditions.

The strong performance of riskier assets has been supported by solid underlying fundamentals, including rising corporate profits, a robust labor market, and business-friendly government policies. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2017 through November 30, 2017, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2017, Dreyfus New York Tax Exempt Bond Fund, Inc. achieved a total return of 0.25%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 0.40% for the same period.2

Municipal bonds produced generally flat returns over the reporting period due to rising interest rates and a surge of new supply during the fall. The fund lagged the Index, primarily due to a relatively long average duration and the general underperformance of New York municipal bonds compared to national market averages.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state, and New York City income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York City income taxes. The fund invests at least 80% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher), or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by The Dreyfus Corporation. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. Dollar-weighted average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

We focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, we use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.

Investors Responded Cautiously to Tax Reform Proposals

Municipal bonds fared relatively well early in the reporting period. Although the Federal Reserve Board (the “Fed”) implemented another short-term interest-rate hike in June, the market was supported by technical factors, including robust investor demand and a limited supply of newly issued securities. However, from September through the reporting period’s end, municipal bonds gave back most of their previous gains as investors looked forward to additional rate hikes from the Fed, and the U.S. Congress turned its attention to tax reform legislation that some investors worried might reduce the tax advantages of municipal bonds. Issuers responded to tax reform proposals with a temporary surge of new issuance in light of certain provisions that, if enacted, would have limited their tax-exempt financing alternatives in 2018 and beyond.

DISCUSSION OF FUND PERFORMANCE (continued)

For the reporting period overall, long-term municipal bonds fared better than their shorter-term counterparts, and lower-rated securities generally outperformed bonds with higher credit ratings.

Although growth in tax revenues has slowed nationally and several states are facing pressure from underfunded pension systems, New York’s fiscal condition has remained sound due to a diverse economic base, high wealth levels, and prudent budget management.

Interest-Rate Strategies Dampened Relative Results

The fund’s relative performance was undermined by the underperformance of New York municipal bonds compared to the national Index. In addition, the fund’s long average duration weighed on relative results during the market decline over the second half of the reporting period. While a focus on higher-yielding, longer-term bonds proved helpful, their benefits were not enough to offset weakness among the fund’s holdings with maturities in the 5- to 10-year range.

The fund achieved better results through its sector allocation and security selection strategies. We continued to favor revenue-backed bonds over lower-yielding general obligation bonds, which enabled the fund to participate more fully in their incrementally higher yields. Results were especially strong among bonds backed by revenues from transportation facilities, public power utilities, special taxes, and the state’s settlement of litigation with U.S. tobacco companies.

A Constructive Investment Posture

We believe that current market volatility surrounding tax reform legislation will ease in early 2018. Indeed, if the current proposal is enacted into law, we expect the supply of newly issued municipal bonds to decrease, while demand should remain robust from individuals in the higher tax brackets. These favorable supply-and-demand dynamics should support municipal bond prices. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding, longer-term revenue bonds.

December 15, 2017

1 Total return includes reinvestment of dividends. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Bond Fund, Inc. from June 1, 2017 to November 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2017

Expenses paid per $1,000†	$3.66
Ending value (after expenses)	$1,002.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2017

Expenses paid per $1,000†	$3.70
Ending value (after expenses)	$1,021.41

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2017 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7%
New York - 98.6%
Build New York City Resource Corporation City University of New York, Queens College, Revenue (Q Student Residences, LLC Project)	5.00	6/1/38	1,000,000		1,131,660
Build New York City Resource Corporation City University of New York, Queens College, Revenue (Q Student Residences, LLC Project)	5.00	6/1/43	1,350,000		1,519,209
Dutchess County Local Development Corporation, Revenue (Health Quest Systems, Inc. Project)	5.00	7/1/35	4,280,000		4,906,378
Dutchess County Local Development Corporation, Revenue (Health Quest Systems, Inc. Project)	4.00	7/1/41	2,000,000		2,094,640
Glen Cove Local Economic Assistance Corporation, Revenue (Garvies Point Public Improvement Project)	0.00	1/1/45	18,600,000	[a]	4,987,218
Hempstead Local Development Corporation, Revenue (Molloy College Project) (Prerefunded)	5.70	7/1/19	5,000,000	[b]	5,322,350
Hempstead Township Local Development Corporation, Revenue (Molloy College Project)	5.00	7/1/39	1,200,000		1,368,396
Hudson Yards Infrastructure Corporation, Revenue	5.75	2/15/47	2,205,000		2,475,090
Hudson Yards Infrastructure Corporation, Revenue (Preredunded)	5.75	2/15/21	3,295,000	[b]	3,712,872
Hudson Yards Infrastructure Corporation Second Indenture, Revenue	5.00	2/15/39	3,000,000		3,486,870
Long Island Power Authority, Electric System General Revenue	5.00	9/1/34	3,300,000		3,725,766
Long Island Power Authority, Electric System General Revenue	5.00	9/1/36	6,000,000		6,931,440
Long Island Power Authority, Electric System General Revenue	5.00	9/1/45	3,000,000		3,354,480
Long Island Power Authority, Electric System General Revenue, 1 Month LIBOR + .88%	1.75	11/1/18	5,000,000	[c]	5,009,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
Metropolitan Transportation Authority, Dedicated Tax Fund Green Bonds (Climate Bond Certified)	5.00	11/15/37	9,825,000	11,501,440
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/27	12,000,000	13,730,160
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/1/27	4,370,000	4,975,551
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/35	2,500,000	2,910,700
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/36	7,210,000	8,351,199
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/37	3,000,000	3,470,280
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/41	12,140,000	13,579,925
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/43	11,760,000	13,264,339
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/44	5,000,000	5,809,550
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/46	10,000,000	11,474,500
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue	5.00	11/15/51	10,000,000	10,785,500
Metropolitan Transportation Authority of New York, Revenue (Dedicated Tax Fund) (Green Bonds)	5.00	11/15/38	5,920,000	6,919,474
Monroe County Industrial Development Corporation, Revenue (The Rochester General Hospital Projects)	5.00	12/1/46	2,500,000	2,797,775
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/35	800,000	945,432
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/37	1,000,000	1,173,540
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/43	4,000,000	4,519,520
Monroe County Industrial Development Corporation, Revenue (University of Rochester Project)	5.00	7/1/43	4,000,000	4,519,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York City, GO	5.00	11/1/19	5,000	5,014
New York City, GO	5.00	8/1/21	10,000,000	11,124,100
New York City, GO	5.00	8/1/23	11,020,000	12,262,836
New York City, GO	5.25	9/1/25	4,000,000	4,114,360
New York City, GO	5.00	8/1/27	10,000,000	11,924,400
New York City, GO	5.00	8/1/27	8,825,000	9,569,036
New York City, GO	5.00	3/1/29	6,645,000	7,578,822
New York City, GO	5.00	8/1/29	5,935,000	6,626,784
New York City, GO	5.00	8/1/30	3,000,000	3,475,260
New York City, GO	5.00	8/1/31	1,735,000	2,011,004
New York City, GO	5.00	8/1/32	3,820,000	4,409,770
New York City, GO	5.00	8/1/32	13,000,000	15,316,340
New York City, GO	5.00	8/1/32	2,000,000	2,316,840
New York City, GO	5.00	10/1/32	5,745,000	6,374,192
New York City, GO	5.00	8/1/34	10,885,000	12,473,775
New York City, GO	5.00	8/1/37	5,000,000	5,802,850
New York City Educational Construction Fund, Revenue	6.50	4/1/26	4,220,000	4,858,697
New York City Housing Development Corporation, Revenue	5.00	7/1/26	3,440,000	3,913,654
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,885,670
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000	5,388,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/26	7,250,000	8,048,007
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/31	5,000,000	5,532,250
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	20,000,000	22,035,400
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/39	5,000,000	5,797,350
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.25	6/15/40	10,000,000	10,537,200
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.50	6/15/40	11,025,000	11,670,734
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/44	20,000,000	22,596,400
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/47	4,000,000	4,645,880
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/40	5,000,000	5,808,950
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/43	8,185,000	9,412,996
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	11/1/26	5,000,000	5,753,400
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	8/1/30	11,665,000	13,630,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/33	5,210,000		5,977,798
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/36	5,000,000		5,693,900
New York City Transitional Finance Authority, Tax Revenue	5.00	8/1/39	25,000,000		29,370,750
New York Convention Center Development Corporation, Revenue (Hotel Unit Fee Secured) (Credit Support Agreement; SONYMA)	5.00	11/15/40	3,250,000		3,701,587
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/47	8,525,000	[a]	2,737,036
New York Convention Center Development Corporation, Senior Lien Revenue (Hotel Unit Fee Secured)	0.00	11/15/50	15,880,000	[a]	4,448,147
New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds	6.50	6/1/35	265,000		265,114
New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds	5.00	6/1/45	2,000,000		2,103,080
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/44	10,000,000		10,910,400
New York Liberty Development Corporation, Liberty Revenue (7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,562,300
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	10,000,000	[d]	10,758,100
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	5,650,000		7,151,826
New York State Dormitory Authority, LR (Municipal Health Facilities Improvement Program) (New York City Issue)	5.00	1/15/25	10,000,000		10,044,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York State Dormitory Authority, Mortgage Hospital Revenue (Hospital for Special Surgery) (Collateralized; FHA)	6.25	8/15/34	3,915,000		4,256,427
New York State Dormitory Authority, Revenue (Barnard College) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/37	1,010,000		1,012,919
New York State Dormitory Authority, Revenue (Cornell University)	5.00	7/1/37	6,035,000		6,537,776
New York State Dormitory Authority, Revenue (Fashion Institute of Technology Student Housing Corporation) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		4,809,912
New York State Dormitory Authority, Revenue (Fordham University)	5.00	7/1/41	1,200,000		1,381,224
New York State Dormitory Authority, Revenue (Icahn School of Medicine at Mount Sinai)	5.00	7/1/40	2,000,000		2,214,880
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,497,815
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,324,060
New York State Dormitory Authority, Revenue (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	7/1/28	18,335,000	[a]	14,471,815
New York State Dormitory Authority, Revenue (Mental Health Services Facilities Improvement)	6.75	2/15/23	5,700,000		5,921,331
New York State Dormitory Authority, Revenue (Mount Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,123,266
New York State Dormitory Authority, Revenue (Mount Sinai School of Medicine of New York University) (Prerefunded)	5.50	7/1/19	9,000,000	[b]	9,552,330
New York State Dormitory Authority, Revenue (New York University Hospitals Center) (Prerefunded)	5.50	7/1/20	1,500,000	[b]	1,645,380
New York State Dormitory Authority, Revenue (New York University Hospitals Center) (Prerefunded)	5.63	7/1/20	3,500,000	[b]	3,850,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York State Dormitory Authority, Revenue (New York University)	5.00	7/1/36	2,000,000		2,330,000
New York State Dormitory Authority, Revenue (New York University)	5.00	7/1/45	7,000,000		7,972,720
New York State Dormitory Authority, Revenue (New York University) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000		41,124,720
New York State Dormitory Authority, Revenue (North Shore - Long Island Jewish Obligated Group)	5.00	5/1/43	2,700,000		3,039,579
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	5.00	12/1/35	1,800,000	[d]	1,978,290
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group)	5.00	12/1/40	1,200,000	[d]	1,296,360
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group) (Prerefunded)	6.25	12/1/18	2,500,000	[b]	2,620,775
New York State Dormitory Authority, Revenue (Pratt Institute)	5.00	7/1/34	1,000,000		1,113,470
New York State Dormitory Authority, Revenue (Pratt Institute)	5.00	7/1/39	1,500,000		1,655,175
New York State Dormitory Authority, Revenue (Pratt Institute)	5.00	7/1/44	1,500,000		1,641,225
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/36	2,000,000		2,288,140
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/37	1,000,000		1,141,870
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/38	6,300,000		7,093,800
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/40	2,450,000		2,779,770
New York State Dormitory Authority, Revenue (The Bronx-Lebanon Hospital Center) (LOC; TD Bank)	6.50	8/15/30	5,000,000		5,273,000
New York State Dormitory Authority, Revenue (The New School)	5.00	7/1/36	2,000,000		2,296,840
New York State Dormitory Authority, Revenue (The New School)	5.00	7/1/40	5,590,000		6,338,333
New York State Dormitory Authority, Revenue (The Rockefeller University)	5.00	7/1/38	7,230,000		8,180,456

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York State Dormitory Authority, Revenue (The Rockefeller University)	5.00	7/1/40	16,000,000		16,819,520
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.25	2/15/22	450,000		469,827
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/31	8,620,000		9,995,407
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.25	8/15/36	2,625,000		2,937,454
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/39	3,840,000		4,392,461
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[b]	5,217
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[b]	5,217
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	25,000	[b]	26,083
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose) (Prerefunded)	5.25	2/15/19	3,000,000	[b]	3,129,990
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/23	5,000,000		5,791,450
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/44	7,000,000		7,976,150
New York State Dormitory Authority, Third General Resolution Revenue (State University Educational Facilities Issue)	5.00	5/15/29	3,000,000		3,364,800
New York State Energy Research and Development Authority, PCR (Rochester Gas and Electric Corporation Project) (Insured; National Public Finance Guarantee Corp.), Auction-Based	1.84	8/1/32	5,300,000	[e]	4,876,795
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/21	10,000,000		10,207,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,457,720
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)	5.00	6/15/41	15,000,000		17,538,150
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program)	5.00	8/15/37	4,025,000		4,470,930
New York State Environmental Facilities Corporation, State Revolving Funds Revenue (Master Financing Program) (Green Bonds)	5.00	11/15/31	6,000,000		7,016,400
New York State Mortgage Agency, Mortgage Revenue	5.00	4/1/28	535,000		545,170
New York State Thruway Authority, General Revenue	5.00	1/1/42	3,500,000		3,864,105
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations	5.00	1/1/41	2,500,000		2,856,150
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds (Prerefunded)	5.00	4/1/20	17,500,000	[b]	18,869,025
New York State Urban Development Corporation, State Facilities Revenue (Insured; National Public Finance Guarantee Corp.)	5.70	4/1/20	6,330,000		6,668,022
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/21	1,100,000		1,195,931
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	1,800,000		1,928,952

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	12,500,000	13,684,625
New York Transportation Development Corporation, Special Facility Revenue (Terminal One Group Association, L.P. Project)	5.00	1/1/23	2,250,000	2,521,057
Onondaga County Trust for Cultural Resources, Revenue (Abby Lane Housing Corporation Project)	5.00	5/1/40	1,000,000	1,120,180
Port Authority of New York and New Jersey, (Consolidated Bonds, 163rd Series)	5.00	7/15/35	10,000,000	10,792,000
Port Authority of New York and New Jersey, (Consolidated Bonds, 178th Series)	5.00	12/1/24	4,465,000	5,165,916
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	5,000,000	5,920,700
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/32	4,100,000	4,710,203
Port Authority of New York and New Jersey, (Consolidated Bonds, 195th Series)	5.00	10/1/35	5,000,000	5,770,100
Port Authority of New York and New Jersey, (Consolidated Bonds, 93rd Series)	6.13	6/1/94	15,000,000	18,451,650
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	5,000,000	5,561,000
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/31	5,000,000	5,890,750
Suffolk County Economic Development Corporation, Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/22	2,025,000	2,221,081
Suffolk County Economic Development Corporation, Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/31	2,370,000	2,646,389
Suffolk Tobacco Asset Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	13,000,000	13,175,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0367), 07/01/41, (New York State Dormitory Authority, Revenue (The Rockefeller University)) Non-recourse	5.00	7/1/18	8,000,000	[d,f]	8,643,840
Tender Option Bond Trust Receipts (Series 2016-XM0376), 06/15/31, (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects)) Non-recourse	5.00	6/15/21	5,000,000	[d,f]	5,768,600
Tender Option Bond Trust Receipts (Series 2016-XM0376-2), 06/15/32, (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Municipal Water Finance Authority Projects)) Non-recourse	5.00	6/15/21	5,000,000	[d,f]	5,751,675
Tender Option Bond Trust Receipts (Series 2016-XM0381), 02/15/35, (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) Non-recourse	5.00	2/15/21	16,000,000	[d,f]	18,116,640
Tender Option Bond Trust Receipts (Series 2016-XM0383), 06/15/35, (New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue) Non-recourse	5.00	6/15/21	9,435,000	[d,f]	10,696,090
Triborough Bridge and Tunnel Authority, General Purpose Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[b]	11,905,773
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		5,733,600
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/28	3,130,000		3,237,140
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,737,016
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (Prerefunded)	5.00	1/1/22	8,000,000	[b]	9,058,640
Triborough Bridge and Tunnel Authority, Revenue (MTA Bridges & Tunnels)	5.00	11/15/42	3,000,000		3,529,620

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.7% (continued)
New York - 98.6% (continued)
TSASC, Revenue	5.00	6/1/32	5,000,000	5,749,350
TSASC, Senior Tobacco Settlement Bonds	5.00	6/1/41	10,000,000	11,168,300
TSASC, Tobacco Settlement Subordinate Bonds	5.00	6/1/48	8,600,000	8,749,554
Utility Debt Securitization Authority, Revenue	5.00	12/15/40	7,000,000	8,399,580
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/35	17,000,000	20,347,980
Utility Debt Securitization Authority of New York, Restructuring Bonds	5.00	12/15/41	5,000,000	5,725,800
Westchester Tobacco Asset Securitization Corporation, Tobacco Settlement Bonds	5.00	6/1/41	6,010,000	6,505,464
				1,096,006,976
U.S. Related - 1.1%
A.B. Won International Airport Authority of Guam, General Revenue	6.38	10/1/43	3,000,000	3,406,980
Guam Waterworks Authority, Water and Wastewater System Revenue	5.00	1/1/46	2,000,000	2,196,440
Puerto Rico Highway and Transportation Authority, Highway Revenue (Insured; Assured Guaranty Municipal Corporation)	5.25	7/1/33	6,595,000	7,254,038
				12,857,458
Total Long-Term Municipal Investments (cost $1,052,513,508)			1,108,864,434

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - .6%
New York - .6%
Metropolitan Transportation Authority, Transportation Revenue (LOC; Citibank NA) (cost $6,100,000)	1.01	12/7/17	6,100,000	[g] 6,100,000
Total Investments (cost $1,058,613,508)			100.3%	1,114,964,434
Liabilities, Less Cash and Receivables			(0.3%)	(3,111,433)
Net Assets			100.0%	1,111,853,001

LIBOR—London Interbank Offered Rate

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $63,009,595 or 5.67% of net assets.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f Collateral for floating rate borrowings.

g The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	21.1
Education	15.2
Special Tax	14.8
Utility-Water and Sewer	13.3
Prerefunded	6.2
Health Care	5.7
City	5.3
Utility-Electric	4.5
Industrial	2.9
Lease	1.7
State/Territory	1.2
Housing	.7
Asset-Backed	.0
Other	7.7
100.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,058,613,508	1,114,964,434
Cash		3,993,444
Interest receivable		15,942,555
Receivable for shares of Common Stock subscribed		50,050
Prepaid expenses		12,374
		1,134,962,857
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		646,702
Payable for floating rate notes issued—Note 4		21,715,000
Payable for shares of Common Stock redeemed		515,912
Interest and expense payable related to floating rate notes issued—Note 4		141,301
Accrued expenses		90,941
		23,109,856
Net Assets ($)		1,111,853,001
Composition of Net Assets ($):
Paid-in capital		1,062,323,407
Accumulated undistributed investment income—net		43,720
Accumulated net realized gain (loss) on investments		(6,865,052)
Accumulated net unrealized appreciation (depreciation) on investments		56,350,926
Net Assets ($)		1,111,853,001
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		75,385,506
Net Asset Value Per Share ($)		14.75

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2017 (Unaudited)

Investment Income ($):
Interest Income	20,697,567
Expenses:
Management fee—Note 3(a)	3,392,820
Shareholder servicing costs—Note 3(b)	390,802
Interest and expense related to floating rate notes issued—Note 4	176,084
Professional fees	53,611
Directors’ fees and expenses—Note 3(c)	48,236
Custodian fees—Note 3(b)	14,325
Loan commitment fees—Note 2	14,267
Registration fees	14,008
Prospectus and shareholders’ reports	10,834
Miscellaneous	30,344
Total Expenses	4,145,331
Less—reduction in fees due to earnings credits—Note 3(b)	(9,416)
Net Expenses	4,135,915
Investment Income—Net	16,561,652
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,369,544
Net unrealized appreciation (depreciation) on investments	(16,265,184)
Net Realized and Unrealized Gain (Loss) on Investments	(13,895,640)
Net Increase in Net Assets Resulting from Operations	2,666,012

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations ($):
Investment income—net	16,561,652	35,256,548
Net realized gain (loss) on investments	2,369,544	7,529,326
Net unrealized appreciation (depreciation) on investments	(16,265,184)	(32,691,739)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,666,012	10,094,135
Distributions to Shareholders from ($):
Investment income—net	(16,517,932)	(35,175,914)
Capital Stock Transactions ($):
Net proceeds from shares sold	20,045,493	60,678,245
Distributions reinvested	13,029,986	27,774,044
Cost of shares redeemed	(44,345,535)	(116,954,058)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,270,056)	(28,501,769)
Total Increase (Decrease) in Net Assets	(25,121,976)	(53,583,548)
Net Assets ($):
Beginning of Period	1,136,974,977	1,190,558,525
End of Period	1,111,853,001	1,136,974,977
Undistributed investment income—net	43,720	-
Capital Share Transactions (Shares):
Shares sold	1,343,643	4,057,648
Shares issued for distributions reinvested	875,324	1,860,644
Shares redeemed	(2,971,964)	(7,887,241)
Net Increase (Decrease) in Shares Outstanding	(752,997)	(1,968,949)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended November 30, 2017		Year Ended May 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	14.93	15.24	14.79	14.87	15.30	15.47
Investment Operations:
Investment income—net[a]	.22	.45	.48	.51	.55	.54
Net realized and unrealized gain (loss) on investments	(.18)	(.31)	.45	(.09)	(.43)	(.16)
Total from Investment Operations	.04	.14	.93	.42	.12	.38
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.48)	(.50)	(.55)	(.54)
Dividends from net realized gain on investments	—	—	—	—	—	(.01)
Total Distributions	(.22)	(.45)	(.48)	(.50)	(.55)	(.55)
Net asset value, end of period	14.75	14.93	15.24	14.79	14.87	15.30
Total Return (%)	.25[b]	.98	6.41	2.87	.94	2.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.73	.73	.72	.73	.72
Ratio of net expenses to average net assets	.73[c]	.73	.73	.72	.73	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[c]	.03	.01	.02	.02	.01
Ratio of net investment income to average net assets	2.93[c]	3.04	3.21	3.39	3.80	3.46
Portfolio Turnover Rate	5.42[b]	14.30	12.19	20.02	10.89	4.70
Net Assets, end of period ($ x 1,000)	1,111,853	1,136,975	1,190,559	1,180,205	1,199,217	1,368,096

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	-	1,114,964,434	-	1,114,964,434
Liabilities ($)
Floating Rate Notes†	-	(21,715,000)	-	(21,715,000)

† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At November 30, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $9,497,920 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2017. The fund has $2,533,232 of short-term capital losses and $6,964,688 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2017 was as follows: tax exempt income $35,167,410 and ordinary income $8,504. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus or Dreyfus will bear, such excess expense. During the period ended November 30, 2017, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2017, the fund was charged $219,578 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2017, the fund was charged $109,962 for transfer agency services and $7,446 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $7,446.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2017, the fund was charged $14,325 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,968.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2017, the fund was charged $4,952 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended November 30, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $552,432, Shareholder Services Plan fees $35,000, custodian fees $11,933, Chief Compliance Officer fees $7,472 and transfer agency fees $39,865.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2017, amounted to $60,224,866 and $76,831,808, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2017 was approximately $21,715,000, with a related weighted average annualized interest rate of 1.62%.

At November 30, 2017, accumulated net unrealized appreciation on investments was $56,350,926, consisting of $61,082,349 gross unrealized appreciation and $4,731,423 gross unrealized depreciation.

At November 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for the one-, two- and three-year periods and below the median for the four-, five- and ten-year periods, and was above the Performance Universe median for all periods except the four- and five-year periods when it was below the median. The Board also considered that, while the fund’s yield performance was at or below the Performance Group median for all ten one-year periods ended September 30th, it was above the Performance Universe median in four of the ten one-year periods. The Board considered the relative proximity of the fund’s total return and/or yield performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and it was considered that the fund’s returns were above the returns of the average in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus New York Tax Exempt Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DRNYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0980SA1117

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)